Segment information and information by geographical area (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Segmental Analysis [Abstract]
Disclosure of operating segments [text block]
Information by segment is as follows:

(€ million)	Exploration & Production	Gas & Power	Refining & Marketing and Chemical	Corporate and other activities	Adjustments of intragroup profits	Total
2018
Net sales from operations(a)	25,744	55,690	25,216	1,589
Less: intersegment sales	(15,801)	(12,581)	(2,622)	(1,413)
Net sales to customers	9,943	43,109	22,594	176		75,822
Operating profit	10,214	629	(380)	(691)	211	9,983
Net provisions for contingencies	235	53	274	579	(21)	1,120
Depreciation and amortization	6,152	408	399	59	(30)	6,988
Impairments of tangible and intangible assets	1,025	56	193	18		1,292
Reversals of tangible and intangible assets	299	127				426
Write-off	97	1	2			100
Share of profit (loss) of equity-accounted investments	158	9	(67)	(168)		(68)
Identifiable assets(b)	63,051	9,989	11,692	1,171	(420)	85,483
Unallocated assets						32,890
Equity-accounted investments	4,972	494	275	1,303		7,044
Identifiable liabilities(c)	18,110	8,314	4,319	4,072	(275)	34,540
Unallocated liabilities						32,760
Capital expenditure in tangible and intangible assets	7,901	215	877	143	(17)	9,119
2017
Net sales from operations(a)	19,525	50,623	22,107	1,462
Less: intersegment sales	(12,394)	(10,777)	(2,336)	(1,291)
Net sales to customers	7,131	39,846	19,771	171		66,919
Operating profit	7,651	75	981	(668)	(27)	8,012
Net provisions for contingencies	479	(20)	182	245		886
Depreciation and amortization	6,747	345	360	60	(29)	7,483
Impairments of tangible and intangible assets	650	56	131	25		862
Reversals of tangible and intangible assets	808	202	77			1,087
Write-off	260	2	1			263
Share of profit (loss) of equity-accounted investments	(99)	(10)	(57)	(101)		(267)
Identifiable assets(b)	66,661	11,058	11,599	1,108	(610)	89,816
Unallocated assets						25,112
Equity-accounted investments	1,234	509	321	1,447		3,511
Identifiable liabilities(c)	17,273	8,851	4,005	4,053	(306)	33,876
Unallocated liabilities						32,973
Capital expenditure in tangible and intangible assets	7,739	142	729	87	(16)	8,681
2016
Net sales from operations(a)	16,089	40,961	18,733	1,343
Less: intersegment sales	(9,711)	(8,898)	(1,605)	(1,150)
Net sales to customers	6,378	32,063	17,128	193		55,762
Operating profit	2,567	(391)	723	(681)	(61)	2,157
Net provisions for contingencies	123	50	171	438	(277)	505
Depreciation and amortization	6,772	354	389	72	(28)	7,559
Impairments of tangible and intangible assets	740	167	120	40		1,067
Reversals of tangible and intangible assets	1,440	86	16			1,542
Write-off	153	2	195			350
Share of profit (loss) of equity-accounted investments	(198)	19	(3)	(144)		(326)
Identifiable assets(b)	75,716	12,014	10,712	1,146	(520)	99,068
Unallocated assets						25,477
Equity-accounted investments	1,626	592	289	1,533		4,040
Identifiable liabilities(c)	17,433	8,923	3,968	3,939	(332)	33,931
Unallocated liabilities						37,528
Capital expenditure in tangible and intangible assets	8,254	120	664	55	87	9,180

(a)    Before elimination of intersegment sales.

(b)    Includes assets directly associated with the generation of operating profit.

(c)    Includes liabilities directly associated with the generation of operating profit.

Disclosure of geographical areas [text block]
Identifiable assets and investments by geographical area of origin
(€ million)	Italy	Other European Union	Rest of Europe	Americas	Asia	Africa	Other areas	Total
2018
Identifiable assets(a)	18,646	7,086	1,031	4,546	16,910	36,155	1,109	85,483
Capital expenditure in tangible and intangible assets	1,424	267	538	534	1,782	4,533	41	9,119
2017
Identifiable assets(a)	18,449	7,706	6,160	4,406	16,527	35,385	1,183	89,816
Capital expenditure in tangible and intangible assets	1,090	316	387	278	898	5,699	13	8,681
2016
Identifiable assets(a)	18,769	7,370	6,960	5,397	19,471	39,812	1,289	99,068
Capital expenditure in tangible and intangible assets	1,163	331	460	233	1,978	5,004	11	9,180

(a)    Includes assets directly associated with the generation of operating profit.

Disclosure of detailed information about sales from operations by geographical area of destination [text block]
Net sales from operations by geographical area of destination
(€ million)	2018	2017	2016
Italy	25,279	21,925	21,280
Other European Union	20,408	19,791	15,808
Rest of Europe	7,052	5,911	4,804
Americas	5,051	5,154	3,212
Asia	9,585	7,523	5,619
Africa	8,246	6,428	4,865
Other areas	201	187	174
	75,822	66,919	55,762